SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Interest rate on investments held as restricted deposits	1.20%
Servenance expense	$ 1,460	$ 1,218	$ 951
Fair value of derivative asset	137	159
Warranties	288	212
Other receivables	$ 137	$ 159